SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Concentration of Credit Risk and Significant Customers (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Cash and cash equivalents	$ 225,554		$ 225,554	$ 22,478
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | Three Customers
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	53.00%		53.00%
Customer Concentration Risk | Accounts Receivable | Three Customers
Concentration Risk [Line Items]
Concentration risk, percentage			39.00%	44.00%
Customer Concentration Risk | Accounts Receivable | Fire Safety, Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			23.00%	18.00%
Customer Concentration Risk | Accounts Receivable | Fire Safety, Customer B
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%	15.00%
Customer Concentration Risk | Accounts Receivable | Oil Additives, Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			6.00%	11.00%